Consolidated balance sheet - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and central bank balances		€ 131,899	€ 164,659
Interbank balances (without central banks)		8,546	6,962
Central bank funds sold and securities purchased under resale agreements		44,138	37,509
Securities borrowed		6	6
Financial assets at fair value through profit or loss
Trading assets		176,590	153,811
Positive market values from derivative financial instruments		275,892	241,654
Non-trading financial assets mandatory at fair value through profit and loss		142,390	124,495
Financial assets designated at fair value through profit or loss		0	0
Total financial assets at fair value through profit or loss		594,872	519,960
Financial assets at fair value through other comprehensive income		48,540	43,644
Equity method investments		984	924
Loans at amortized cost		489,960	478,214
Property and equipment		5,862	5,924
Goodwill and other intangible assets		7,843	7,561
Other assets	[1]	186,349	167,160
Assets for current tax		1,569	1,609
Deferred tax assets		5,542	5,743
Total assets		1,526,110	1,439,873
Liabilities and equity
Deposits		700,894	694,580
Central bank funds purchased and securities sold under repurchase agreements		3,691	4,177
Securities loaned		2	2
Financial liabilities at fair value through profit or loss
Trading liabilities		47,948	42,879
Negative market values from derivative financial instruments		260,170	225,827
Financial liabilities designated at fair value through profit or loss		144,434	115,055
Investment contract liabilities		512	469
Total financial liabilities at fair value through profit or loss		453,064	384,230
Other short-term borrowings		24,850	18,204
Other liabilities	[1]	145,897	137,662
Provisions		2,164	2,408
Liabilities for current tax		946	694
Deferred tax liabilities		632	594
Long-term debt		111,352	114,754
Trust preferred securities		283	283
Total liabilities		1,443,774	1,357,588
Common shares, no par value, nominal value of € 2.56		4,891	4,891
Additional paid-in capital		37,761	38,281
Retained earnings		31,314	30,275
Common shares in treasury, at cost		(841)	(185)
Equity classified as obligation to purchase common shares		(328)	0
Accumulated other comprehensive income (loss), net of tax		(4,180)	(4,247)
Total shareholders’ equity		68,616	69,015
Additional equity components		12,144	11,708
Noncontrolling interests		1,575	1,562
Total equity		82,335	82,285
Total liabilities and equity		€ 1,526,110	€ 1,439,873

[1]	Includes non-current assets and disposal groups held for sale